Nature of Business and Liquidity	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business and Liquidity

Nature of Business

Monopar Therapeutics Inc. (“Monopar” or the ”Company”) is an emerging biopharmaceutical company focused on developing innovative drugs and drug combinations to improve clinical outcomes in cancer patients. Monopar currently has three compounds in development: Validive® (clonidine mucobuccal tablet; clonidine MBT), a Phase 3-ready, first-in-class mucoadhesive buccal anti-inflammatory tablet for the prevention and treatment of radiation induced severe oral mucositis (“SOM”) in oropharyngeal cancer patients; camsirubicin (generic name for MNPR-201, GPX-150; 5-imino-13-deoxydoxorubicin), a proprietary Phase 2 clinical stage topoisomerase II-alpha targeted analog of doxorubicin engineered specifically to retain anticancer activity while minimizing toxic effects on the heart; and MNPR-101 (formerly huATN-658), a pre-IND stage humanized monoclonal antibody, which targets the urokinase plasminogen activator receptor (“uPAR”), for the treatment of advanced solid cancers.

The Company was originally formed in the State of Delaware on December 5, 2014 as a limited liability company (“LLC”) and on December 16, 2015 converted to a C Corporation in a tax-free exchange at which time the Company effected a 1 for 10 reverse stock split. All references to preferred stock and common stock authorized take into account the 1 for 10 reverse stock split. In March 2017, the Company’s Series A Preferred Stock and Series Z Preferred Stock converted into common stock at a conversion rate of 1.2 for 1 and 1 for 1, respectively, which eliminated all shares of Series A Preferred Stock and Series Z Preferred Stock along with a concurrent common stock split of 70 for 1. All references to common stock authorized, issued and outstanding and common stock options take into account the 70 for 1 stock split.

Liquidity

The Company has incurred an accumulated deficit of approximately $24.7 million as of September 30, 2019. To date, the Company has primarily funded its operations with the net proceeds from private placements of convertible preferred stock and of common stock and from the cash provided in the camsirubicin asset purchase transaction. Management believes that currently available resources will provide sufficient funds to enable the Company to meet its minimum obligations through December 2020. The Company’s ability to fund its future operations, including the clinical development of Validive and camsirubicin, is dependent primarily upon its ability to execute its business strategy, to obtain additional funding and/or to execute collaboration research transactions. There can be no certainty that future financing or collaborative research transactions will occur.

Nature of Business

Monopar Therapeutics Inc. (“Monopar” or the “Company”) is an emerging biopharmaceutical company focused on developing innovative drugs and drug combinations to improve clinical outcomes in cancer patients. Monopar currently has three compounds in development: Validive® (clonidine mucobuccal tablet; clonidine MBT), a Phase 3-ready, first-in-class mucoadhesive buccal anti-inflammatory tablet for the prevention and treatment of chemoradiation-induced severe oral mucositis (“SOM”) in oropharyngeal cancer patients; camsirubicin (generic name for GPX-150; 5-imino-13-deoxydoxorubicin), a proprietary Phase 2 clinical-stage topoisomerase II-alpha targeted analog of doxorubicin engineered specifically to retain anticancer activity while minimizing toxic effects on the heart; and MNPR-101 (formerly huATN-658), a pre-IND stage humanized monoclonal antibody, which targets the urokinase plasminogen activator receptor (“uPAR”), for the treatment of advanced solid cancers.

The Company was originally formed in the State of Delaware on December 5, 2014 as a limited liability company (“LLC”) and on December 16, 2015 converted to a C Corporation in a tax-free exchange at which time the Company effected a 1 for 10 reverse stock split. All references to preferred stock and common stock authorized take into account the 1 for 10 reverse stock split. In March 2017, the Company’s Series A Preferred Stock and Series Z Preferred Stock converted into common stock at a conversion rate of 1.2 for 1 and 1 for 1, respectively, which eliminated all shares of Series A Preferred Stock and Series Z Preferred Stock along with a concurrent common stock split of 70 for 1. All references to common stock authorized, issued and outstanding and common stock options take into account the 70 for 1 stock split.

Liquidity

The Company has incurred an accumulated loss of approximately $21.7 million as of December 31, 2018. To date, the Company has primarily funded its operations with the net proceeds from private placements of convertible preferred stock and of common stock and from the cash provided in the camsirubicin asset purchase transaction. Management believes that currently available resources will provide sufficient funds to enable the Company to meet its minimum obligations through March 2020. The Company’s ability to fund its future operations, including the clinical development of Validive, is dependent primarily upon its ability to execute on its business strategy and obtain additional funding and/or execute collaboration research transactions. There can be no certainty that future financing or collaborative research transactions will occur.